Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Accounting Policies [Abstract]
Cash	Cash The Company maintains its cash balances in interest and non-interest bearing accounts which do not exceed Federal Deposit Insurance Corporation limits.	Cash The Company maintains its cash balances in interest and non-interest bearing accounts which do not exceed Federal Deposit Insurance Corporation limits.
Principles of Consolidation	Principles of Consolidation The accompanying consolidated financial statements include the accounts of Kibush Capital and Aqua Mining. All intercompany accounts and transactions have been eliminated.	Principles of Consolidation The accompanying consolidated financial statements include the accounts of Kibush Capital and Aqua Mining. All intercompany accounts and transactions have been eliminated.
Other Comprehensive Income and Foreign Currency Translation

Other Comprehensive Income and Foreign Currency Translation

FASB ASC 220-10-05, Comprehensive Income, establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distribution to owners.

The accompanying consolidated financial statements are presented in United States dollars.

Other Comprehensive Income and Foreign Currency Translation

FASB ASC 220-10-05, Comprehensive Income, establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distribution to owners.

The accompanying consolidated financial statements are presented in United States dollars.

Reclassifications

Reclassifications

Reclassifications have been made to prior year consolidated financial statements in order to conform the presentation to the statements as of and for the period ended September 30, 2014.

On June 10, 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-10, Development Stage Entities (Topic 915) – Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation, which eliminates the concept of a development stage entity (DSE) in its entirety from current accounting guidance. The Company has elected early adoption of this new standard.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with Generally Accepted Accounting Principles in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management are, recoverability of long-lived assets, valuation and useful lives of intangible assets, valuation of derivative liabilities, and valuation of common stock, options, warrants and deferred tax assets. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with Generally Accepted Accounting Principles in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management are, recoverability of long-lived assets, valuation and useful lives of intangible assets, valuation of derivative liabilities, and valuation of common stock, options, warrants and deferred tax assets. Actual results could differ from those estimates.

Non-Controlling Interests

Non-Controlling Interests

Investments in associated companies over which the Company has the ability to exercise significant influence are accounted for under the consolidation method, after appropriate adjustments for intercompany profits and dividends.

In December 2007, the FASB issued SFAS No. 141(R), “Business Combinations.” It requires an acquirer to recognize, at the acquisition date, the assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at their full fair values as of that date. In a business combination achieved in stages (step acquisitions), the acquirer will be required to re-measure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss in earnings. The acquisition-related transaction and restructuring costs will no longer be included as part of the capitalized cost of the acquired entity but will be required to be accounted for separately in accordance with applicable generally accepted accounting principles. U.S. SFAS No. 141(R) applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.

A non-controlling interest in a subsidiary is an ownership interest in a consolidated entity that is reported as equity in the consolidated financial statements and separate from the Company’s equity. In addition, net income/(loss) attributable to non-controlling interests is reported separately from net income attributable to the Company in the consolidated financial statements. The Company’s consolidated statements present the full amount of assets, liabilities, income and expenses of all of our consolidated subsidiaries, with a partially offsetting amount shown in non-controlling interests for the portion of these assets and liabilities that are not controlled by us.

Non-Controlling Interests

Investments in associated companies over which the Company has the ability to exercise significant influence are accounted for under the consolidation method, after appropriate adjustments for intercompany profits and dividends.

In December 2007, the FASB issued SFAS No. 141(R), “Business Combinations.” It requires an acquirer to recognize, at the acquisition date, the assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at their full fair values as of that date. In a business combination achieved in stages (step acquisitions), the acquirer will be required to re-measure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss in earnings. The acquisition-related transaction and restructuring costs will no longer be included as part of the capitalized cost of the acquired entity but will be required to be accounted for separately in accordance with applicable generally accepted accounting principles. U.S. SFAS No. 141(R) applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.

A non-controlling interest in a subsidiary is an ownership interest in a consolidated entity that is reported as equity in the consolidated financial statements and separate from the Company’s equity. In addition, net income/(loss) attributable to non-controlling interests is reported separately from net income attributable to the Company in the consolidated financial statements. The Company’s consolidated statements present the full amount of assets, liabilities, income and expenses of all of our consolidated subsidiaries, with a partially offsetting amount shown in non-controlling interests for the portion of these assets and liabilities that are not controlled by us.

For our investments in affiliated entities that are included in the consolidation, the excess cost over underlying fair value of net assets is referred to as goodwill and reported separately as “Goodwill” in our accompanying consolidated balance sheets. Goodwill may only arise where consideration has been paid.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost. Depreciation is computed using the straight-line method over estimated useful lives as follows:

Plant equipment	2 to 15 years
Motor Vehicle	4 to 15 years

Maintenance and repairs are charged to expense as incurred. Renewals and improvements of a major nature are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gains or losses are reflected in the consolidated statement of operations.

Property and Equipment

Property and equipment is stated at cost. Depreciation is computed using the straight-line method over estimated useful lives as follows:

Plant equipment	2 to 15 years
Motor Vehicle	4 to 15 years

Maintenance and repairs are charged to expense as incurred. Renewals and improvements of a major nature are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gains or losses are reflected in the consolidated statement of operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with FASB ASC 360-10-5, Accounting for the Impairment or Disposal of Long-Lived Assets, the Company evaluates the carrying value of its long-lived assets for impairment whenever events or changes in circumstances indicate that such carrying values may not be recoverable. The Company uses its best judgment based on the current facts and circumstances relating to its business when determining whether any significant impairment factors exist. The Company considers the following factors or conditions, among others, that could indicate the need for an impairment review:

●	Significant under performance relative to expected historical or projected future operating results;
●	Significant changes in its strategic business objectives and utilization of the assets;
●	Significant negative industry or economic trends, including legal factors;

If the Company determines that the carrying values of long-lived assets may not be recoverable based upon the existence of one or more of the above indicators of impairment, the Company’s management performs an undiscounted cash flow analysis to determine if impairment exists. If impairment exists, the Company measures the impairment based on the difference between the asset’s carrying amount and its fair value, and the impairment is charged to operations in the period in which the long-lived asset impairment is determined by management.

The carrying value of the Company’s investment in Joint Venture contract with leaseholders of certain Mining Leases in Papua New Guinea represents its ownership, accounted for under the equity method. The ownership interest is not adjusted to fair value on a recurring basis. Each reporting period the Company assesses the fair value of the Company’s ownership interest in Joint Venture in accordance with FASB ASC 325-20-35. Each year the Company conducts an impairment analysis in accordance with the provisions within FASB ASC 320-10-35 paragraphs 25 through 32.

Impairment of Long-Lived Assets

In accordance with FASB ASC 360-10-5, Accounting for the Impairment or Disposal of Long-Lived Assets, the Company evaluates the carrying value of its long-lived assets for impairment whenever events or changes in circumstances indicate that such carrying values may not be recoverable. The Company uses its best judgment based on the current facts and circumstances relating to its business when determining whether any significant impairment factors exist. The Company considers the following factors or conditions, among others, that could indicate the need for an impairment review:

●	Significant under performance relative to expected historical or projected future operating results;
●	Significant changes in its strategic business objectives and utilization of the assets;
●	Significant negative industry or economic trends, including legal factors;

If the Company determines that the carrying values of long-lived assets may not be recoverable based upon the existence of one or more of the above indicators of impairment, the Company’s management performs an undiscounted cash flow analysis to determine if impairment exists. If impairment exists, the Company measures the impairment based on the difference between the asset’s carrying amount and its fair value, and the impairment is charged to operations in the period in which the long-lived asset impairment is determined by management.

The carrying value of the Company’s investment in Joint Venture contract with leaseholders of certain Mining Leases in Papua New Guinea represents its ownership, accounted for under the equity method. The ownership interest is not adjusted to fair value on a recurring basis. Each reporting period the Company assesses the fair value of the Company’s ownership interest in Joint Venture in accordance with FASB ASC 325-20-35. Each year the Company conducts an impairment analysis in accordance with the provisions within FASB ASC 320-10-35 paragraphs 25 through 32.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of the Company’s cash, accounts payable and accrued expenses approximate their estimated fair values due to the short-term maturities of those financial instruments. The Company believes the carrying amount of its notes payable approximates its fair value based on rates and other terms currently available to the Company for similar debt instruments

Fair Value of Financial Instruments

The carrying amounts of the Company’s cash, accounts payable and accrued expenses approximate their estimated fair values due to the short-term maturities of those financial instruments. The Company believes the carrying amount of its notes payable approximates its fair value based on rates and other terms currently available to the Company for similar debt instruments

Beneficial Conversion Features of Debentures

Beneficial Conversion Features of Debentures

In accordance with FASB ASC 470-20, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, we recognize the advantageous value of conversion rights attached to convertible debt. Such rights give the debt holder the ability to convert debt into common stock at a price per share that is less than the trading price to the public on the day the loan is made to us. The beneficial value is calculated as the intrinsic value (the market price of the stock at the commitment date in excess of the conversion rate) of the beneficial conversion feature of debentures and related accruing interest is recorded as a discount to the related debt and an addition to additional paid in capital. The discount is amortized over the remaining outstanding period of related debt using the interest method.

Beneficial Conversion Features of Debentures

In accordance with FASB ASC 470-20, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, we recognize the advantageous value of conversion rights attached to convertible debt. Such rights give the debt holder the ability to convert debt into common stock at a price per share that is less than the trading price to the public on the day the loan is made to us. The beneficial value is calculated as the intrinsic value (the market price of the stock at the commitment date in excess of the conversion rate) of the beneficial conversion feature of debentures and related accruing interest is recorded as a discount to the related debt and an addition to additional paid in capital. The discount is amortized over the remaining outstanding period of related debt using the interest method.

Derivative Financial Instruments

Derivative Financial Instruments

We apply the provisions of FASB ASC 815-10, Derivatives and Hedging (“ASC 815-10”). Derivatives within the scope of ASC 815-10 must be recorded on the balance sheet at fair value. During the year ended September 30, 2014, the Company issued convertible debt and recorded derivative liabilities related to a reset provision associated with the embedded conversion feature of the convertible debt. The Company computed the fair value of these derivative liabilities on the grant date and various measurement dates using the Black-Scholes pricing model. Due to the reset provisions within the embedded conversion feature, the Company determined that the Black-Scholes pricing model was the most appropriate for valuing these instruments.

In applying the Black-Scholes valuation model, the Company used the following assumptions during the period ended March 31, 2020:

For the period ended
March 31, 2020
Annual dividend yield	-
Expected life (years)	0.50 – 1.00
Risk-free interest rate	2.050%
Expected volatility	111%

The inputs used to measure fair value fall in different levels of the fair value hierarchy, a financial security’s hierarchy level is based upon the lowest level of input that is significant to the fair value measurement.

The Company determines the fair value of its derivative instruments using a three-level hierarchy for fair value measurements which these assets and liabilities must be grouped, based on significant levels of observable or unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. This hierarchy requires the use of observable market data when available. These two types of inputs have created the following fair-value hierarchy:

Level 1 — Valuation based on unadjusted quoted market prices in active markets for identical securities. Currently, the Company does not have any items as Level 1.

Level 2 — Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly. Currently, the Company does not have any items classified as Level 2.

Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement, and involve management judgment. The Company used the Black-Scholes option pricing models to determine the fair value of the instruments.

The following table presents the Company’s embedded conversion features of its convertible debt measured at fair value on a recurring basis as of March 31, 2020, and as of September 30, 2019:

	Carry Value at
	March 31,	September 30,
	2020	2019
Derivative liabilities:
Embedded conversion features - notes	$10,044	$728,080
Total derivative liability	$10,044	$728,080

	March 31,	September 30,
	2020	2019
Change in fair value included in other income (expense), net	4,696	-1,209

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

	For the period ended	For the year ended
	March 31,	September 30,
	2020	2019
Embedded Conversion
Features - Notes:
Balance at beginning of year	$728,080	$726,871
Change in derivative liabilities	-722,732	2,418
Net change in fair value included in net loss	4,696	-1,209
Ending balance	$10,044	$728,080

The Company re-measures the fair values of all its derivative liabilities as of each period end and records the net aggregate gain/loss due to the change in the fair value of the derivative liabilities as a component of other expense, net in the accompanying consolidated statement of operations. During the years ended September 30, 2019 and the 6 months ended March 31, 2020, the Company recorded a net increase (decrease) to the fair value of derivative liabilities balance of $-1,209 and $4,696, respectively.

Derivative Financial Instruments

We apply the provisions of FASB ASC 815-10, Derivatives and Hedging (“ASC 815-10”). Derivatives within the scope of ASC 815-10 must be recorded on the balance sheet at fair value. During the year ended September 30, 2014, the Company issued convertible debt and recorded derivative liabilities related to a reset provision associated with the embedded conversion feature of the convertible debt. The Company computed the fair value of these derivative liabilities on the grant date and various measurement dates using the Black-Scholes pricing model. Due to the reset provisions within the embedded conversion feature, the Company determined that the Black-Scholes pricing model was the most appropriate for valuing these instruments.

In applying the Black-Scholes valuation model, the Company used the following assumptions during the year ended September 30, 2019:

For the year ended
September 30, 2019
Annual dividend yield	-
Expected life (years)	0.50 – 1.00
Risk-free interest rate	1.7%
Expected volatility	55%

The inputs used to measure fair value fall in different levels of the fair value hierarchy, a financial security’s hierarchy level is based upon the lowest level of input that is significant to the fair value measurement.

The Company determines the fair value of its derivative instruments using a three-level hierarchy for fair value measurements which these assets and liabilities must be grouped, based on significant levels of observable or unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. This hierarchy requires the use of observable market data when available. These two types of inputs have created the following fair-value hierarchy:

Level 1 — Valuation based on unadjusted quoted market prices in active markets for identical securities. Currently, the Company does not have any items as Level 1.

Level 2 — Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly. Currently, the Company does not have any items classified as Level 2.

Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement, and involve management judgment. The Company used the Black-Scholes option pricing models to determine the fair value of the instruments.

The following table presents the Company’s embedded conversion features of its convertible debt measured at fair value on a recurring basis as of September 30, 2018, and as of September 30, 2019:

	Carry Value at	Carry Value at
	September 30, 2019	September 30, 2018

Derivative liabilities:

Embedded conversion features - notes	$728,080	$726,871

Total derivative liability	$728,080	$726,871

	For the year ended	For the year ended
	September 30, 2019	September 30, 2018

Change in fair value included in other income (expense), net	-1,209	606,150

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

	For the year ended	For the year ended
	September 30, 2019	September 30, 2018

Embedded Conversion Features - Notes:
Balance at beginning of year	$726,871	$1,333,021
Change in derivative liabilities	$2,418	$-1,212,300
Net change in fair value included in net loss	-1,209	606,150
Ending balance	$728,080	$726,871

The Company re-measures the fair values of all its derivative liabilities as of each period end and records the net aggregate gain/loss due to the change in the fair value of the derivative liabilities as a component of other expense, net in the accompanying consolidated statement of operations. During the years ended September 30, 2019 and 2018, the Company recorded a net increase (decrease) to the fair value of derivative liabilities balance of $(1,209) and $606,150, respectively.

Debt Consolidation

Debt Consolidation

On January 14, 2020, the Company entered into a Promissory Note Consolidation Agreement (the “Consolidation Agreement”) with one of its noteholders, Warren Sheppard., as lender (“Mr. Sheppard”). Pursuant to the terms of the Consolidation Agreement, the Company consolidated an aggregate of $1,358,692 of outstanding debt obligations (the “Outstanding Debt”), which included principal and interest, owed to Mr. Sheppard by the Company.

As a consequence of the debt consolidation, the derivative Liabilities associated with option component has been eliminated, therefore, derivative liabilities amounted to 722,732 as of the debt consolidation date are subsequently reversed and charged into profit and losses in January 2020.

Schedule of Outstanding Notes as at January 14th 2020

Promissory Note	Outstanding Principal	Outstanding Interest
David Loren Corporation. 2% Secured Promissory Note issued May 1, 2011 to Hoboken Street Associates, and as assigned to Warren Sheppard on July 3, 2013	22166	3,780
David Loren Corporation. 2% Secured Promissory Note issued January 2, 2012 to Hoboken Street Associates, and as assigned to Warren Sheppard on July 3, 2013	48,000	7,438
David Loren Corporation. 2% Secured Promissory Note issued January 3, 2013 to Hoboken Street Associates, and as assigned to Warren Sheppard on July 3, 2013	12,000	1,618
Kibush Capital Corp. 12.5% Secured Promissory Note issued March 31, 2014 to Warren Sheppard.	157,500	104,815
Kibush Capital Corp. 12.5% Secured Promissory Note issued June 30, 2014 to Warren Sheppard.	110,741	70,384
Kibush Capital Corp. 12.5% Secured Promissory Note issued September 30, 2014 to Warren Sheppard.	98,575	59,670
Kibush Capital Corp. 12.5% Secured Promissory Note issued September 30, 2015 to Warren Sheppard.	316,046	153,387
Kibush Capital Corp. 12.5% Secured Promissory Note issued October 10, 2016 to Warren Sheppard.	155,300	37,272

Total:	920,328	438,364

Upon the assumption by the Company of the Outstanding Debt, the Company and Mr. Sheppard entered into an unsecured promissory note (the “Consolidated Note”), which such Consolidated Note restated the repayment terms and conditions of the Outstanding Debt in full. Pursuant to the terms and conditions of the Consolidated Note, the Outstanding Debt accrues simple interest at 12.5% per year, compounded annually, and the Consolidated Note has a maturity date of January 15, 2022. No regularly scheduled periodic payments of principal or interest are due under the Consolidated Note, and, unless there is an earlier event of default, all outstanding and unpaid principal and interest under the Consolidated Note is due and payable in a single lump sum payment at maturity. The Consolidated Note also removes any common stock conversion features from previous notes. The Company may prepay the Consolidated Note at any time prior to maturity without penalty.

Loss Per Share

Loss per Share

The Company applies FASB ASC 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing earnings (loss) available to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include additional common shares available upon exercise of stock options and warrants using the treasury stock method, except for periods for which no common share equivalents are included because their effect would be anti-dilutive.

Loss per Share

The Company applies FASB ASC 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing earnings (loss) available to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include additional common shares available upon exercise of stock options and warrants using the treasury stock method, except for periods for which no common share equivalents are included because their effect would be anti-dilutive.

Income Taxes

Income Taxes

Income taxes are accounted for in accordance with ASC Topic 740, “Income Taxes.” Under the asset and liability method, deferred tax assets and liabilities are recognized for the future consequences of differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases (temporary differences). Deferred tax assets and liabilities are measured using tax rates expected to apply to taxable income in the years in which those temporary differences are recovered or settled. Valuation allowances for deferred tax assets are established when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Income Taxes

Income taxes are accounted for in accordance with ASC Topic 740, “Income Taxes.” Under the asset and liability method, deferred tax assets and liabilities are recognized for the future consequences of differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases (temporary differences). Deferred tax assets and liabilities are measured using tax rates expected to apply to taxable income in the years in which those temporary differences are recovered or settled. Valuation allowances for deferred tax assets are established when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Mineral Property, Mineral Rights (Claims) Payments and Exploration Costs

Mineral Property, Mineral Rights (Claims) Payments and Exploration Costs

Pursuant to EITF 04-02, “Whether Mineral Rights are Tangible or Intangible Assets and Related Issues”, the Company has an accounting policy to capitalize the direct costs to acquire or lease mineral properties and mineral rights as tangible assets. The direct costs include the costs of signature (lease) bonuses, options to purchase or lease properties, and brokers’ and legal fees. If the acquired mineral rights relate to unproven properties, the Company does not amortize the capitalized mineral costs, but evaluates the capitalized mineral costs periodically for impairment. The Company expenses all costs related to the exploration of mineral claims in which it had secured exploration rights prior to establishment of proven and probable reserves.

Mineral Property, Mineral Rights (Claims) Payments and Exploration Costs

Pursuant to EITF 04-02, “Whether Mineral Rights are Tangible or Intangible Assets and Related Issues”, the Company has an accounting policy to capitalize the direct costs to acquire or lease mineral properties and mineral rights as tangible assets. The direct costs include the costs of signature (lease) bonuses, options to purchase or lease properties, and brokers’ and legal fees. If the acquired mineral rights relate to unproven properties, the Company does not amortize the capitalized mineral costs, but evaluates the capitalized mineral costs periodically for impairment. The Company expenses all costs related to the exploration of mineral claims in which it had secured exploration rights prior to establishment of proven and probable reserves.

Accounting Treatment of Mining Interests

Accounting Treatment of Mining Interests

At this time, the Company does not directly own or directly lease mining properties. However, the Company does have contractual rights and governmental permits which allow the Company to conduct mining exploration on the properties referenced in this report. These contractual relationships, coupled with the government permits issued to the Company (or a subsidiary), are substantially similar in nature to a mining lease. Therefore, we have treated these contracts as lease agreements from an accounting prospective.

Accounting Treatment of Mining Interests

At this time, the Company does not directly own or directly lease mining properties. However, the Company does have contractual rights and governmental permits which allow the Company to conduct mining exploration on the properties referenced in this report. These contractual relationships, coupled with the government permits issued to the Company (or a subsidiary), are substantially similar in nature to a mining lease. Therefore, we have treated these contracts as lease agreements from an accounting prospective.

Research and Development

Research and Development

Research and development costs are recognized as an expense in the period in which they are incurred. The Company incurred no research and development costs for the quarter ended June 30, 2019.

Research and Development

Research and development costs are recognized as an expense in the period in which they are incurred. The Company incurred no research and development costs for the years ended September 30, 2019 and 2018, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In October 2018, FASB issued Accounting Standards Update 2018-16, Derivatives and Hedging (Topic 805): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes. The ASU amends ASC 815 to add the OIS rate based on the SOFR as a fifth US benchmark interest rate. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In October 2018, FASB issued Accounting Standards Update 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. This standard expands the application of a specific private company accounting alternative related to VIEs and changes the guidance for determining whether a decision-making fee is a variable interest. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In November 2018, FASB issued Accounting Standards Update 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606. The ASU amends ASC 808 to clarify ASC 606 should apply in entirety to certain transactions between collaborative arrangement participants. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In November 2018, FASB issued Accounting Standards Update 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The ASU changes the effective date of ASU 2016-13 to fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Thus, the effective date for such entities’ annual financial statements is now aligned with that for these interim financial statements. We are currently evaluating the impact that the standard will have on our consolidated financial statements and related disclosures.

In December 2018, FASB issued Accounting Standards Update 2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessors. The amendments are designed to make lessors adoption of the new leases standard easier such as accounting policy election on sales tax, exclude variable payments for all lessor costs, and clarification on lessor costs. We are currently evaluating the impact that the standard will have on our consolidated financial statements and related disclosures.

In March 2019, FASB Issued Accounting Standards Update 2019-01, Leases (Topic 842): Codification Improvements. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In March 2019, FASB Issued Accounting Standards Update 2019-02: Improvements to Accounting for Costs of Films and License Agreements for Program Materials. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In March 2019, FASB Issued Accounting Standards Update 2019-03, Not-for-Profit Entities (Topic 958): Updating the Definition of Collections (Topic 958). We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements as the ASU is applicable to not-for-profit entities.

In April 2019, FASB Issued Accounting Standards Update 2019-04 Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments. The ASU 2019-04 clarifies and improves guidance within the recently issued standards on credit losses, hedging, and recognition and measurement of financial instruments: The effective dates for amendments related to ASUs 2016-13 and 2017-12 align with the effective dates of those standards, unless an entity has already adopted one or both. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In May 2019, FASB Issued Accounting Standards Update 2019-05, Targeted Transition Relief. ASU 2019-05 provides transition relief for ASU 2016-13 (“credit losses standard”) by providing entities with an alternative to irrevocably elect the fair value option for eligible financial assets measured at amortized cost upon adoption of the new credit losses standard. For entities that have not yet adopted ASU 2016-13, the effective dates are the same as those in ASU 2016-13. For entities that have adopted ASU 2016-13, ASU 2019-05 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted once ASU 2016-13 has been adopted. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In May 2019, FASB Issued Accounting Standards Update 2019-06, Extending the Private Company Accounting Alternatives on Goodwill and Certain Identifiable Intangible Assets to Not-for-Profit Entities. The amendments are affective upon issuance of the ASU. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In November 2019, the ASB issued Accounting Standards Update 2019-08-Compensation-Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Codification Improvements-Share-Based Consideration Payable to a Customer. This ASU will affect companies that issue share-based payments (e.g., options or warrants) to their customers. Similar to issuing a cash rebate to a customer, issuing a share-based payment to a customer can incentivize additional purchases. The share-based payments can also serve a strategic purpose by aligning the interests of a supplier and its customer, because the customer’s additional purchases increase its investment in the supplier. For entities that have not yet adopted the amendments in Update 2018-07, the amendments in this update are effective in fiscal years beginning after December 15, 2019. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In November 2019, the FASB issued Accounting Standards Update 2019-09-Financial Services-Insurance (Topic 944). This ASU will affect companies that issue share-based payments (e.g., options or warrants) to their customers. Similar to issuing a cash rebate to a customer, issuing a share-based payment to a customer can incentivize additional purchases. The share-based payments can also serve a strategic purpose by aligning the interests of a supplier and its customer, because the customer’s additional purchases increase its investment in the supplier. The amendments in this Update are effective in fiscal years beginning after December 15, 2021. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In November 2019, the FASB issued Accounting Standards Update 2019-10-Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates. This ASU discusses the FASB’s proposed ASU Codification Improvements to Hedge Accounting, which would clarify certain amendments made by ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities, to the guidance in ASC 815 on hedging activities. The FASB issued the proposal in response to feedback and questions received from stakeholders related to their implementation of ASU 2017-12. The ASU also discusses the recent issuance of FASB ASU No. 2019-10, Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates. The ASU provides a framework to stagger effective dates for future major accounting standards and amends the effective dates for certain major new accounting standards to give implementation relief to certain types of entities. Specifically, ASU 2019-10 changes some effective dates for ASU 2017-12 on hedging, ASU 2016-02 on leasing, ASU 2016-13 on current expected credit losses, and ASU 2017-04 on simplifying the goodwill impairment test. The amendments in this Update amend the mandatory effective dates Credit Losses for all entities as follows or fiscal years beginning after December 15, 2019. The effective dates for Hedging after applying this update are as follows: for fiscal years beginning after December 15, 2018. The effective dates for Leases after applying this Update are as follows for fiscal years beginning after December 15, 2018. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update 2019-12-Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU summarizes the FASB’s recently issued Accounting Standards Update (ASU) No. 2019-12, simplifying the Accounting for Income Taxes. The ASU enhances and simplifies various aspects of the income tax accounting guidance in ASC 740. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In January 2020, the FASB issued Accounting Standards Update 2020-01-Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)-Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. This ASU clarifies the interaction between accounting standards related to equity securities (ASC 321), equity method investments (ASC 323), and certain derivatives (ASC815). The amendments in this Update are effective for fiscal years beginning after December 15, 2020. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In March 2020, the FASB issued Accounting Standards Update 2020-03-Codification Improvements to Financial Instruments. The Standard is part of FASB’s ongoing project to improve and clarify its Accounting Standards Codification and avoid unintended application. The items addressed are not expected to significantly affect current practice or create a significant administrative cost for most entities. The amendment is divided into issues 1 to 7 with different effective dates as follows: The amendments related to Issue 1, Issue 2, Issue 4, and Issue 5 are conforming amendments. For public business entities, the amendments are effective upon issuance of this update. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years beginning after December 15, 2020. The amendment related to Issue 3 is a conforming amendment that affects the guidance related to the amendments in 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The effective date of this update for the amendments to Update 2016-01 is for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For entities that have not yet adopted the amendments related to Update 2016-13, the effective dates and the transition requirements for these amendments are the same as the effective date and transition requirements in Update 2016-13. For entities that have adopted the guidance in Update 2016-13, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For those entities, the amendments should be applied on a modified-retrospective basis by means of a cumulative-effect adjustment to opening retained earnings in the statement of financial position as of the date that an entity adopted the amendments in Update 2016-13. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on our consolidated financial statements upon adoption.

Recent Accounting Pronouncements

In October 2018, FASB issued Accounting Standards Update 2018-16, Derivatives and Hedging (Topic 805): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes. The ASU amends ASC 815 to add the OIS rate based on the SOFR as a fifth US benchmark interest rate. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In October 2018, FASB issued Accounting Standards Update 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. This standard expands the application of a specific private company accounting alternative related to VIEs and changes the guidance for determining whether a decision-making fee is a variable interest. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In November 2018, FASB issued Accounting Standards Update 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606. The ASU amends ASC 808 to clarify ASC 606 should apply in entirety to certain transactions between collaborative arrangement participants. We do not expect the adoption of this ASU to have a material effect on our consolidated financial statements.

In November 2018, FASB issued Accounting Standards Update 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The ASU changes the effective date of ASU 2016-13 to fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Thus, the effective date for such entities’ annual financial statements is now aligned with that for these interim financial statements. We are currently evaluating the impact that the standard will have on our consolidated financial statements and related disclosures.

In December 2018, FASB issued Accounting Standards Update 2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessors. The amendments are designed to make lessors adoption of the new leases standard easier such as accounting policy election on sales tax, exclude variable payments for all lessor costs, and clarification on lessor costs. We are currently evaluating the impact that the standard will have on our consolidated financial statements and related disclosures.